Interests in associates, joint ventures and other investments (Tables)	12 Months Ended
Dec. 31, 2023
Investments accounted for using equity method [abstract]
Movements in Associates, Joint Ventures and Other Investments
The movements in 2023 and 2022 were as follows:

	Interests in associates	Other investments
	£m	£m
1 January 2022	412.9	318.3
Additions	4.4	5.1
Loss from associates - after interest and tax	(60.4)	—
Share of other comprehensive income of associate undertakings	51.2	—
Dividends	(37.6)	—
Other movements	2.9	—
Exchange adjustments	17.1	—
Disposals	(9.6)	(16.0)
Reclassification from subsidiaries	(5.9)	—
Reclassification from associates to other investments	(22.5)	61.6
Revaluation of other investments through profit or loss	—	23.1
Revaluation of other investments through other comprehensive income	—	(22.3)
Amortisation of other intangible assets	(0.2)	—
Impairment charges	(47.2)	—
31 December 2022	305.1	369.8
Additions	39.4	2.5
Gain from associates - after interest and tax	25.1	—
Share of other comprehensive loss of associate undertakings	(0.9)	—
Dividends	(30.4)	—
Other movements	(12.5)	—
Exchange adjustments	(19.3)	—
Disposals	(5.4)	(10.4)
Reclassification to subsidiaries	—	—
Reclassification from associates to other investments	—	—
Revaluation of other investments through profit or loss	—	(26.2)
Revaluation of other investments through other comprehensive income	—	(3.0)
Amortisation of other intangible assets	—	—
Impairment charges	(14.6)	—
31 December 2023	286.5	332.7

Summary of Aggregate Financial Performance of Associates and Joint Ventures
The following table presents a summary of the aggregate financial performance of the Group’s associate undertakings.

	2023	2022	2021
	£m	£m	£m
Earnings/(loss) from associates - after interest and tax (note 4)	70.2	(60.4)	23.8
Share of other comprehensive (loss)/ earnings of associate undertakings	(0.9)	51.2	13.5
Share of total comprehensive earnings/(loss) of associate undertakings	69.3	(9.2)	37.3